Other financial liabilities measured at amortized cost (Detail) - USD ($) $ in Millions	Jun. 30, 2019		Mar. 31, 2019		Jan. 01, 2019	Dec. 31, 2018
Disclosure Of Financial Liabilities [Line Items]
Other accrued expenses	$ 1,565		$ 1,670			$ 1,911
Accrued interest expenses	1,441		1,326			1,501
Settlement and clearing accounts	1,787		1,160			1,477
Lease liabilities	3,777	[1]	3,873	[1]	$ 3,956
Other	2,358		2,741			2,688
Total other financial liabilities measured at amortized cost	$ 10,927	[2]	$ 10,770			$ 7,576

[1]	Relates to lease liabilities of USD 3,956 million recognized upon adoption of IFRS 16 on 1 January 2019. Refer to Note 1 for more information.
[2]	Includes the effect of the adoption of IFRS 16, Leases, as of 1 January 2019. Refer to Note 1 for more information.